Plan Description and Benefits - Additional Information (Details) - EBP 001		12 Months Ended
	Jan. 01, 2026 USD ($)	Dec. 31, 2025 USD ($) shares	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Employee benefit plan, receivable for investment sale		$ 200,000,000
Employee benefit plan, participant contribution, pretax, maximum annual compensation to total compensation, percentage		50.00%
Employee benefit plan, participant contribution, pretax, maximum annual compensation, amount		$ 23,500
Employee benefit plan, participant contribution, additional catch-up deferral amount		$ 7,500
Employee benefit plan, catchup contribution age threshold		50 years
Employee benefit plan, employer contribution, matching rate per dollar		$ 0.5
Employee benefit plan, employer contribution, participant compensation matched, percentage		6.00%
Employee benefit plan, employer contribution one, matching rate per dollar	1
Employee benefit plan, employer contribution one, participant compensation matched percentage	3.00%
Employee benefit plan, employer contribution two, matching rate per dollar	0.5
Employee benefit plan, employer contribution two, participant compensation matched percentage	2.00%
Employee benefit plan, minimum employment period to participate in plan		90 days
Employee benefit plan, profit sharing contribution, vesting description		Participants are vested in Company matching and profit sharing contributions and allocated earnings after two or more years of vesting service as defined by the Plan. Additionally, a participant becomes 100% vested if employment is terminated due to death or full and permanent disability. Beginning January 1, 2026, Participants will immediately vest in Company matching and profit sharing contributions and allocated earnings made in 2026.
Employee benefit plan, vesting percentage		100.00%
Employee benefit plan, forfeited nonvested account balance		$ 697,000	$ 752,000
Employee benefit plan, forfeited nonvested account, decrease from employer contributions		0
Employee benefit plan, participants benefits, unpaid withdrawals		$ 0	$ 0
Employee benefit plan, maximum eligible percentage of investment in employer common stock		10.00%
Employee benefit plan, note receivable from participant account, minimum borrowing amount		$ 50,000
Employee benefit plan, note receivable from participant, account, maximum borrowing, to total account, percentage		50.00%
Employee benefit plan, note receivable from participant account, minimum borrowing amount		$ 500
Employee benefit plan, loan amount related to purchase of primary residence, repayment period		15 years
Employee benefit plan, participants vesting percentage upon plan termination		100.00%
Employee benefit plan, forfeitures used to payment of administrative expenses		$ 0
Minimum
EBP, Description of Plan [Line Items]
Employee benefit plan, employer common stock receivable | shares		5
Employee benefit plan, interest rate on loans		3.25%
Employee benefit plan, participant loans, maturity year		2026
Maximum
EBP, Description of Plan [Line Items]
Employee benefit plan, eligible percentage of investment in employer common stock to total asset value		50.00%
Employee benefit plan, loan amount repayment period		5 years
Employee benefit plan, interest rate on loans		8.50%
Employee benefit plan, participant loans, maturity year		2040